Segment Information - Summary of Disaggregated Revenue Data for Those Markets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue	$ 91,221	$ 71,851
Americas
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue	48,516	40,837
EMEA
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue	25,592	19,214
Asia Pacific
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue	$ 17,113	$ 11,800